NET LOANS RECEIVABLE (Tables)	12 Months Ended
Jun. 30, 2021
Receivables [Abstract]
Schedule of Primary Segments of Loan Portfolio

The following table summarizes the primary segments of the loan portfolio as of June 30, 2021 and June 30, 2020.

	June 30, 2021			June 30, 2020
	Total Loans	Individually evaluated for impairment	Collectively evaluated for impairment	Total Loans	Individually evaluated for impairment	Collectively evaluated for impairment
	(Dollars in Thousands)
First mortgage loans:
1 – 4 family dwellings	$67,410	$—	$67,410	$78,077	$—	$78,077
Construction	2,612	—	2,612	1,868	—	1,868
Land acquisition & development	666	—	666	446	—	446
Multi-family dwellings	3,469	—	3,469	3,755	—	3,755
Commercial	3,939	—	3,939	4,132	—	4,132
Consumer Loans
Home equity	1,340	—	1,340	1,137	—	1,137
Home equity lines of credit	1,508	—	1,508	1,729	—	1,729
Other	27	—	27	79	—	79
Commercial Loans [5]	—	—	—	11	—	11

	$80,971	$—	$80,971	$91,234	$—	$91,234

Deferred loan costs	278			416
Allowance for loan losses	(565)			(618)

Total	$80,684			$91,032

[5]	Not secured by real estate.

Schedule of Nonaccrual Loans

Total nonaccrual loans as of June 30, 2021 and June 30, 2020 and the related interest income recognized during the fiscal years ended June 30, 2021 and June 30, 2020 are as follows:

	June 30, 2021	June 30, 2020
(Dollars in Thousands)
Principal outstanding:
1 – 4 family dwellings	$—	$—
Construction	—	—
Land acquisition & development	—	—
Commercial real estate	—	—
Home equity lines of credit	—	—

Total	$—	$—

Average nonaccrual loans:
1 – 4 family dwellings	$—	$47
Construction	—	—
Land acquisition & development	—	—
Commercial real estate	—	—
Home equity lines of credit	—	—

Total	$—	$47

Income that would have been recognized	$—	$—
Interest income recognized	$—	$—
Interest income foregone	$—	$—

Schedule of Loans by Aging Categories

The following tables present the classes of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans as of June 30, 2021 and 2020:

	Current	30 – 59 Days Past Due	60 – 89 Days Past Due	90 Days + Past Due Accruing	90 Days + Past Due Non-accrual	Total Past Due	Total Loans

	(Dollars in Thousands)
June 30, 2021
First mortgage loans:
1 – 4 family dwellings	$67,410	$—	$—	$—	$—	$—	$67,410
Construction	2,612	—	—	—	—	—	2,612
Land acquisition & development	666	—	—	—	—	—	666
Multi-family dwellings	3,469	—	—	—	—	—	3,469
Commercial	3,939	—	—	—	—	—	3,939
Consumer Loans
Home equity	1,340	—	—	—	—	—	1,340
Home equity lines of credit	1,508	—	—	—	—	—	1,508
Other	27	—	—	—	—	—	27
Commercial Loans [5]	—	—	—	—	—	—	—

	$80,971	$—	$—	$—	$—	$—	80,971

Deferred loan costs							278
Allowance for loan losses							(565)

Net Loans Receivable							$80,684

[5]	Not secured by real estate.

	Current	30 – 59 Days Past Due	60 – 89 Days Past Due	90 Days + Past Due Accruing	90 Days + Past Due Non-accrual	Total Past Due	Total Loans

	(Dollars in Thousands)
June 30, 2020
First mortgage loans:
1 – 4 family dwellings	$78,077	$—	$—	$—	$—	$—	$78,077
Construction	1,868	—	—	—	—	—	1,868
Land acquisition & development	446	—	—	—	—	—	446
Multi-family dwellings	3,755	—	—	—	—	—	3,755
Commercial	4,132	—	—	—	—	—	4,132
Consumer Loans
Home equity	1,137	—	—	—	—	—	1,137
Home equity lines of credit	1,729	—	—	—	—	—	1,729
Other	79	—	—	—	—	—	79
Commercial Loans[5]	11	—	—	—	—	—	11

	$91,234	$—	$—	$—	$—	$—	91,234

Deferred loan costs							416
Allowance for loan losses							(618)

Net Loans Receivable							$91,032

[5]	Not secured by real estate.

Schedule of Loans by Internal Classification

The following tables present the Company’s internally classified construction, land acquisition and development, multi-family residential, commercial real estate and commercial (not secured by real estate) loans at June 30, 2021 and 2020.

	June 30, 2021
	Construction	Land Acquisition & Development Loans	Multi- family Residential	Commercial Real Estate	Commercial[5]
	(Dollars in Thousands)
Pass	$2,612	$666	$3,469	$3,939	$—
Special Mention	—	—	—	—	—
Substandard	—	—	—	—	—
Doubtful	—	—	—	—	—

Ending Balance	$2,612	$666	$3,469	$3,939	$—

	June 30, 2020
	Construction	Land Acquisition & Development Loans	Multi- family Residential	Commercial Real Estate	Commercial[5]
	(Dollars in Thousands)
Pass	$1,868	$446	$3,755	$4,132	$11
Special Mention	—	—	—	—	—
Substandard	—	—	—	—	—
Doubtful	—	—	—	—	—

Ending Balance	$1,868	$446	$3,755	$4,132	$11

[5]	Not secured by real estate.

Schedule of Performing and Non-Performing Loans

The following table presents performing and non-performing 1 – 4 family residential and consumer loans based on payment activity for the periods ended June 30, 2021 and June 30, 2020.

	June 30, 2021
	1 – 4 Family	Consumer

	(Dollars in Thousands)
Performing	$67,410	$2,875
Non-performing	—	—

Total	$67,410	$2,875

	June 30, 2020
	1 – 4 Family	Consumer

	(Dollars in Thousands)
Performing	$78,077	$2,945
Non-performing	—	—

Total	$78,077	$2,945